Income Taxes (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
(Loss) income before income taxes			¥ (626,689)	¥ 32,737
Income taxes
Current			19,745	10,222
Deferred income tax (benefit) expense	¥ 42,280	¥ 11,046	(107,264)	5,739
Total	¥ 55,219	¥ 19,030	¥ (87,519)	¥ 15,961
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate			30.60%	30.60%
Change in valuation allowance			(13.20%)	(10.20%)
Nondeductible expenses			(0.30%)	3.20%
Inhabitant tax-per capita*			(3.20%)	24.50%
Other-net			0.10%	0.70%
Effective income tax rate	(11.80%)	(4.50%)	14.00%	48.80%
Domestic
Income Tax Disclosure [Line Items]
(Loss) income before income taxes			¥ (626,689)	¥ 32,737
Income taxes
Current			19,745	10,222
Deferred income tax (benefit) expense			(107,264)	5,739
Total			¥ (87,519)	¥ 15,961